Vessels, Net (Tables)	9 Months Ended
Sep. 30, 2017
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2017	December 31, 2016
Cost:
Beginning balance	242,462	201,684
- Additions	32,876	40,778
Ending balance	275,338	242,462

Accumulated depreciation:
Beginning balance	(10,353)	(1,844)
- Additions	(7,719)	(8,509)
Ending balance	(18,072)	(10,353)

Net book value	257,266	232,109